Investment Objectives and Goals - American Funds Core Plus Bond Fund	Aug. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Core Plus Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital.